Guarantor Financial Information - Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 36.2	$ 15.1	$ 28.6	$ 21.2
Receivables, less allowances	156.2	146.2
Receivable from RR Donnelley	96.0	0.0
Intercompany receivables	0.0	0.0
Intercompany short-term note receivable	0.0
Inventories	24.1	22.2
Prepaid expenses and other current assets	17.1	7.3
Total current assets	329.6	190.8
Property, plant and equipment-net	35.5	33.0
Goodwill	446.4	446.8	448.8
Other intangible assets-net	54.3	69.3
Software-net	41.6	43.4
Deferred income taxes	37.0	10.6
Other noncurrent assets	34.5	23.7
Investments in consolidated subsidiaries	0.0	0.0
Total assets	978.9	817.6
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	85.3	39.5
Intercompany payable	0.0	0.0
Intercompany short-term note payable	0.0
Accrued liabilities	100.7	75.4
Short-term debt	0.0	8.8
Total current liabilities	186.0	123.7
Long-term debt	587.0	0.0
Deferred compensation liabilities	24.4	28.5
Other noncurrent liabilities	14.0	12.7
Total liabilities	867.8	194.1
Total equity	111.1	623.5	351.5	524.6
Total liabilities and equity	978.9	817.6
Note payable with an RRD affiliate	0.0	29.2
Pension and other postretirement benefits plan liabilities	56.4	0.0
Eliminations
ASSETS
Cash and cash equivalents	(2.4)	0.0	0.0	0.0
Receivables, less allowances	0.0	0.0
Receivable from RR Donnelley	0.0
Intercompany receivables	(63.0)	(7.4)
Intercompany short-term note receivable	(15.3)
Inventories	0.0	0.0
Prepaid expenses and other current assets	0.0	0.0
Total current assets	(80.7)	(7.4)
Property, plant and equipment-net	0.0	0.0
Goodwill	0.0	0.0
Other intangible assets-net	0.0	0.0
Software-net	0.0	0.0
Deferred income taxes	0.0	0.0
Other noncurrent assets	0.0	0.0
Investments in consolidated subsidiaries	(757.3)	(673.7)
Total assets	(838.0)	(681.1)
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	(2.4)	0.0
Intercompany payable	(62.5)	(7.4)
Intercompany short-term note payable	(15.3)
Accrued liabilities	(0.5)	0.0
Short-term debt		0.0
Total current liabilities	(80.7)	(7.4)
Long-term debt	0.0
Deferred compensation liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0
Total liabilities	(80.7)	(7.4)
Total equity	(757.3)	(673.7)
Total liabilities and equity	(838.0)	(681.1)
Note payable with an RRD affiliate		0.0
Pension and other postretirement benefits plan liabilities	0.0
Parent
ASSETS
Cash and cash equivalents	0.0	0.0	0.0	0.0
Receivables, less allowances	0.0	0.0
Receivable from RR Donnelley	68.0
Intercompany receivables	0.0	0.0
Intercompany short-term note receivable	0.0
Inventories	0.0	0.0
Prepaid expenses and other current assets	4.3	0.0
Total current assets	72.3	0.0
Property, plant and equipment-net	0.0	0.0
Goodwill	0.0	0.0
Other intangible assets-net	0.0	0.0
Software-net	0.0	0.0
Deferred income taxes	0.0	0.0
Other noncurrent assets	4.4	0.0
Investments in consolidated subsidiaries	692.2	623.5
Total assets	768.9	623.5
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	3.4	0.0
Intercompany payable	43.9	0.0
Intercompany short-term note payable	15.3
Accrued liabilities	8.2	0.0
Short-term debt		0.0
Total current liabilities	70.8	0.0
Long-term debt	587.0
Deferred compensation liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0
Total liabilities	657.8	0.0
Total equity	111.1	623.5
Total liabilities and equity	768.9	623.5
Note payable with an RRD affiliate		0.0
Pension and other postretirement benefits plan liabilities	0.0
Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	21.8	0.1	0.1	0.7
Receivables, less allowances	119.9	115.0
Receivable from RR Donnelley	28.0
Intercompany receivables	63.0	7.4
Intercompany short-term note receivable	0.0
Inventories	22.7	21.4
Prepaid expenses and other current assets	8.1	3.0
Total current assets	263.5	146.9
Property, plant and equipment-net	32.4	31.0
Goodwill	429.2	429.2
Other intangible assets-net	44.0	55.8
Software-net	41.0	42.3
Deferred income taxes	34.2	10.4
Other noncurrent assets	27.7	20.6
Investments in consolidated subsidiaries	65.1	50.2
Total assets	937.1	786.4
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	72.8	31.7
Intercompany payable	0.0	0.0
Intercompany short-term note payable	0.0
Accrued liabilities	81.4	62.8
Short-term debt		0.0
Total current liabilities	154.2	94.5
Long-term debt	0.0
Deferred compensation liabilities	24.4	28.5
Other noncurrent liabilities	11.0	10.7
Total liabilities	244.9	162.9
Total equity	692.2	623.5
Total liabilities and equity	937.1	786.4
Note payable with an RRD affiliate		29.2
Pension and other postretirement benefits plan liabilities	55.3
Non-guarantor Subsidiaries
ASSETS
Cash and cash equivalents	16.8	15.0	$ 28.5	$ 20.5
Receivables, less allowances	36.3	31.2
Receivable from RR Donnelley	0.0
Intercompany receivables	0.0	0.0
Intercompany short-term note receivable	15.3
Inventories	1.4	0.8
Prepaid expenses and other current assets	4.7	4.3
Total current assets	74.5	51.3
Property, plant and equipment-net	3.1	2.0
Goodwill	17.2	17.6
Other intangible assets-net	10.3	13.5
Software-net	0.6	1.1
Deferred income taxes	2.8	0.2
Other noncurrent assets	2.4	3.1
Investments in consolidated subsidiaries	0.0	0.0
Total assets	110.9	88.8
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	11.5	7.8
Intercompany payable	18.6	7.4
Intercompany short-term note payable	0.0
Accrued liabilities	11.6	12.6
Short-term debt		8.8
Total current liabilities	41.7	36.6
Long-term debt	0.0
Deferred compensation liabilities	0.0	0.0
Other noncurrent liabilities	3.0	2.0
Total liabilities	45.8	38.6
Total equity	65.1	50.2
Total liabilities and equity	110.9	88.8
Note payable with an RRD affiliate		$ 0.0
Pension and other postretirement benefits plan liabilities	$ 1.1